UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21259

                GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                         New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                                       New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-418-6134

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

Financial Statements

As of and for the periods ended March 31, 2015

Report of Independent Registered Public Accounting Firm

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC )

Deloitte & Touche LLP 30 Rockefeller Plaza New York, NY 10112-0015 USA Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers of GMAM Absolute Return Strategies Fund, LLC and Members of GMAM Absolute Return Strategy Fund I:

We have audited the accompanying statement of assets, liabilities and members’ capital of GMAM Absolute Return Strategy Fund I (the “Fund”), a series of GMAM Absolute Return Strategies Fund, LLC, including the schedule of investments, as of March 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2015, by correspondence with the investee funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC, as of March 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

May 27, 2015

Member of
Deloitte Touche Tohmatsu

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

MARCH 31, 2015

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 94.76%

Credit - 19.39%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$1,919,968	195	0.02%	$1,005,116	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	1,382,755	*	0.03%	1,440,537	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	9,870,154	*	0.45%	23,363,402	N/A	Quarterly
Bayview Opportunity Offshore IVa, L.P.	May-14	30,108,831	*	0.63%	32,349,383	Jun-19	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	1,843,920	*	0.11%	5,656,529	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	60,265,341	53,577	1.88%	97,146,452	N/A	Semi-Annually
Cerberus International Ltd., Class A	Dec-01	11,132,792	29	0.63%	32,715,421	(2)	(2)
Cerberus International SPV, Ltd., Class B	Jun-10	5,720,767	14,902	0.30%	15,574,908	(2)	(2)
JPS Credit Opportunities Fund (Cayman), Ltd. - Series C USD - Series 01-2012	Apr-14	125,000,000	99,793	2.55%	131,533,355	N/A	Quarterly
King Street Capital, L.P.	Jun-02	58,813,776	*	2.64%	136,590,864	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	14,029,276	*	0.56%	28,726,828	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	40,542,798	38,376	1.22%	63,231,971	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B-1 USD Series 3	Nov-12	120,000,000	81,918	2.60%	134,532,161	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	18,258,680	164,777	0.47%	24,321,560	N/A	Semi-Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	1,069,131	125	0.01%	455,865	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	67,612,415	6,730	2.44%	125,834,910	N/A	Annually
Stone Lion Fund L.P., Class K Interests	Jan-13	50,842,029	*	1.14%	58,874,397	N/A	Quarterly
Stone Lion Fund Ltd., Class K Series 1	Jan-11	56,843,966	56,345	1.42%	73,585,654	N/A	Quarterly
Styx International Fund, Ltd., Class A, Series 1	Apr-02	11,877,795	4,175	0.29%	14,873,851	(2)	(2)

					1,001,813,164

Event Driven - 8.84%
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14E	Aug-04	568,171	105	0.00%	110,573	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14F	Aug-04	31,070,059	49,242	0.99%	51,182,197	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 10 13B	Jul-07	64,851,518	100,120	2.37%	122,558,150	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class N Series Benchmark	Nov-10	17,479,699	17,746	0.44%	22,465,193	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	139,860	140	0.01%	208,185	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	7,000,130	7,315	0.12%	6,338,941	(2)	(2)
Senator Global Opportunity Offshore Fund II Ltd Class A1 Series 11	Jul-14	185,068,495	185,068	3.86%	199,412,396	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	534,767	*	0.01%	715,600	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	1.04%	53,868,218	N/A	Quarterly

					456,859,453

Long/Short Equity - 27.53%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.92%	202,544,330	N/A	Monthly
Aleutian Fund, Ltd., Class A Unrestricted Series 28	Jul-14	30,000,000	30,000	0.62%	31,940,787	N/A	Monthly
Carrhae Capital Fund Ltd., Class A6 January 15E	Jan-15	25,000,000	25,000	0.51%	26,221,324	N/A	Quarterly
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	108,632	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	99,768	(2)	(2)
Hitchwood Capital Fund Ltd., Series A1 2/15	Feb-15	50,000,000	50,000	1.01%	52,420,096	N/A	Quarterly
JAT Capital Offshore Fund, Ltd., E1 Unrestricted Series Jan-15	Jan-15	25,000,000	26,525	0.50%	25,982,113	Dec-16	Annually
JAT Capital Offshore Fund, Ltd., E1 Unrestricted Series Jul-14	Jul-14	25,000,000	25,000	0.48%	24,604,412	Jun-16	Annually
JAT Capital Offshore Fund, Ltd., E1 Unrestricted Series Jul-14-2	Jul-14	25,000,000	25,000	0.48%	24,604,412	Sep-16	Annually
Lansdowne Developed Markets Fund Limited, Class N (Non-Restricted) US$ Shares	Feb-07	73,054,734	257,354	2.93%	151,196,612	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	133,012,437	64,310	3.74%	193,343,428	N/A	Quarterly
Pennant Windward Fund, Ltd., Class A Series 2	Jan-15	15,000,000	15,000	0.30%	15,362,610	Mar-16	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	100,285,626	68,506	3.28%	169,281,662	Jun-15	Semi-Annually
Suvretta Offshore Fund, Ltd., Class 1-D Series Initial	Jan-13	20,000,000	19,257	0.66%	34,242,088	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-E Series Initial	Mar-13	60,000,000	53,443	1.64%	84,669,403	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class L Series 118	Dec-07	94,318,986	82,118	2.16%	111,736,111	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	3,708,415	3,787	0.06%	3,417,817	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	138,072,975	88,115	5.24%	270,639,541	N/A	Monthly

					1,422,415,146

Multi-Strategy - 10.12%
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 1	Nov-13	75,000,000	33,116	1.51%	78,263,869	Jun-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 2	Feb-14	25,000,000	25,000	0.48%	24,911,531	Sep-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 3	Mar-14	20,000,000	20,000	0.38%	19,535,988	Dec-16	Quarterly

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 94.76% (continued)

Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 4	Jul-14	$30,000,000	30,000	0.57%	$29,445,526	Mar-17	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd. - Class C, Non Restricted	Mar-11	132,281,876	125,446	3.45%	178,141,138	N/A	Quarterly
O'Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	105,181,688	72,746	3.55%	183,342,742	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	485,228	685	0.02%	1,254,040	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback	Aug-12	3,446,899	*	0.07%	3,373,439	(2)	(2)(3)
Shepherd Investments International, Ltd., Class B Special Investment Holdback	Aug-12	123,339	*	0.00%	123,920	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Holdback	Aug-12	2,154,519	*	0.04%	2,108,508	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	248,659	246	0.01%	437,941	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	2,618,513	3,106	0.02%	966,597	(2)	(2)
Shepherd Select Asset Ltd., Class A	Aug-12	899,603	801	0.02%	949,802	(2)	(2)

					522,855,041

Relative Value - 16.86%
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	56,808,949	78,209	1.91%	98,487,294	N/A	Quarterly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G - Series 2	Feb-13	96,973,773	96,198	1.96%	101,408,575	N/A	Monthly
Capstone Vol (Offshore) Limited, Class A - 0913	Sep-13	75,000,000	75,000	1.44%	74,499,192	Sep-15	Quarterly
Capstone Vol (Offshore) Limited, Class A - 0914	Sep-14	75,000,000	75,000	1.42%	73,307,008	Sep-16	Quarterly
PDT Fusion Offshore Fund, Ltd., Class A NI Series 28 - July 2012	Feb-14	33,210,000	336,805	0.69%	35,811,142	N/A	Quarterly
PDT Partners Offshore Fund, Ltd., Class A NI Series 1 - January 2013	Jan-13	88,896,985	888,970	2.45%	126,742,157	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series SA)	Apr-12	91,431,143	*	2.12%	109,678,534	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	6,716,792	2,868	0.24%	12,241,255	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark 2	Nov-09	137,799,069	85,740	4.63%	238,955,486	N/A	Quarterly

					871,130,643

Trading - 12.02%
Brevan Howard Fund Limited - Class B US	Aug-09	158,548,300	822,743	3.78%	195,113,765	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	105,398,941	105,399	2.58%	133,283,297	N/A	Monthly
Edgestream Nias Fund Ltd., Class A Series 1B (January 2015)	Feb-09	92,282,851	107,330	2.15%	111,224,173	N/A	Monthly
Edgestream Sumatra Fund, L.P.	Jan-13	905,249	*	0.02%	1,157,671	N/A	Monthly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.65%	85,450,948	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series Benchmark	Jan-10	52,870,002	44,117	1.84%	94,867,871	N/A	Monthly

					621,097,725

Total investments in Investment Funds # ^ - 94.76%		3,544,948,551			4,896,171,172

Investment in securities # ^ - 0.05%

BlackLight Power, Inc. (4)		2,537,760		0.05%	2,537,760

Investment in Time Deposit - 2.07%		107,014,298			107,014,298

Total Investments - 96.88%		$3,654,500,609			5,005,723,230

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.12%					161,139,498

MEMBERS' CAPITAL - 100.00%					$5,166,862,728

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (continued)

    Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital
Credit	19.39%
Event Driven	8.84%
Long/Short Equity	27.53%
Multi-Strategy	10.12%
Relative Value	16.86%
Trading	12.02%

Total Investments in Investment Funds	94.76%

#	Non-income producing securities.
^

Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of March 31, 2015 was $3,547,486,311 and $4,898,708,932, respectively.

*	Investment does not issue shares or investment relates to holdback.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund. See Note (2) below.
***	See Note 9 to the Notes to Financial Statements.
(1)

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2015 that redemption from a tranche or a portion there of, that is in a lock-up period, is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2)

These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of March 31, 2015 was $114,895,716, which includes $41,554,770 of side pocket investments.

(3)

The holdback represents the portion of the compulsory redemption initiated by the Investment Fund that has not been distributed. The realization of the investment will occur upon the dissolution of the Investment Fund.

(4)	Received on November 30, 2014 as an in-kind distribution resulting from the final liquidation of Black Bear Offshore Liquidating Fund SPC September 30, 2009.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MARCH 31, 2015

ASSETS
Investments in Investment Funds, at fair value (cost $3,544,948,551)	$4,896,171,172
Investment in Time Deposit (cost $107,014,298)	107,014,298
Investment in securities, at fair value (cost $2,537,760)	2,537,760
Receivable from redemptions of investments in Investment Funds	171,535,623
Prepaid insurance	17,751

Total assets	5,177,276,604

LIABILITIES
Management fee payable	9,592,616
Accounting and administration fees payable	360,857
Board of Managers’ fees payable	85,000
Other accrued expenses payable	375,403

Total liabilities	10,413,876

MEMBERS’ CAPITAL	$5,166,862,728

MEMBERS’ CAPITAL:
Represented by:
Capital	$2,830,923,766
Accumulated net unrealized appreciation on investments	1,351,222,621
Accumulated net realized gain from investments	1,396,943,135
Accumulated net investment loss	(412,226,794)

MEMBERS’ CAPITAL	$5,166,862,728

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2015

INVESTMENT INCOME
Interest	$72,106

Total investment income	72,106

EXPENSES
Management fee	37,318,632
Accounting and administration fees	860,525
Professional fees	552,063
Board of Managers’ fees	85,000
Other expenses	126,892

Total expenses	38,943,112

NET INVESTMENT LOSS	(38,871,006)

NET REALIZED GAIN AND NET CHANGE IN UNREALIZED APPRECIATION FROM INVESTMENTS IN INVESTMENT FUNDS

Net realized gain from investments in Investment Funds	157,719,329
Net change in unrealized appreciation on investments in Investment Funds	202,749,803

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS	360,469,132

NET INCREASE IN MEMBERS’ CAPITAL DERIVED FROM OPERATIONS	$321,598,126

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014

MEMBERS’ CAPITAL, BEGINNING OF YEAR	$4,757,264,602	$4,322,873,498

Capital contributions	100,000,000	–

Capital withdrawals	(12,000,000)	–

Net investment loss	(38,871,006)	(35,858,465)

Net realized gain from investments in Investment Funds	157,719,329	186,917,227

Net change in unrealized appreciation on investments in Investment Funds	202,749,803	283,332,342

MEMBERS’ CAPITAL, END OF YEAR	$5,166,862,728	$4,757,264,602

ACCUMULATED NET INVESTMENT LOSS	$(412,226,794)	$(373,355,788)

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED MARCH 31, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ capital derived from operations	$321,598,126
Adjustments to reconcile net increase in Members’ capital resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investment Funds	(157,719,329)
Net change in unrealized appreciation on investments in Investment Funds	(202,749,803)
Purchases of investments in Investment Funds	(648,463,029)
Proceeds from redemption of investments in Investment Funds	566,310,325
Net decrease of investment in Time Deposit	138,803,911
Increase in receivable from redemptions of investments in Investment Funds	(106,674,287)
Decrease in prepaid insurance	7,084
Increase in management fee payable	680,590
Increase in accounting and administration fees payable	148,755
Increase in other accrued expenses payable	57,657

Net cash used in operating activities	(88,000,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	100,000,000
Capital withdrawals	(12,000,000)

Net cash provided by financing activities	88,000,000

NET CHANGE IN CASH	–

CASH AT BEGINNING OF YEAR	–

CASH AT END OF YEAR	$–

SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES:
Receipt of in-kind distribution, BlackLight Power, Inc., from Black Bear Offshore Liquidating Fund SPC September 30, 2009	$2,537,760

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members’ capital and other supplemental information for the following periods:

		Years Ended March 31,
	2015	2014	2013	2012	2011

Total return before management fee waived by Advisor (1)	6.68%	10.05%	8.07%	0.36%	6.85%

Total return after management fee waived by Advisor (1)(2)	6.68%	10.05%	8.07%	0.36%	7.01%

Members’ capital, end of year (‘000)	$5,166,863	$4,757,265	$4,322,873	$6,358,168	$6,576,956

Portfolio turnover (3)	12%	11%	14%	9%	32%

Ratios to average Members’ capital: (4)

Expenses before management fee waived by Advisor (5)	0.79%	0.79%	0.77%	0.78%	0.96%

Expenses after management fee waived by Advisor (2)(5)	0.79%	0.79%	0.77%	0.78%	0.80%

Net investment loss (6)	(0.78)%	(0.79)%	(0.77)%	(0.78)%	(0.80)%

(1)

Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. Individual Member’s results may vary from these results based on the timing of capital transactions.

(2)

The Advisor’s management fee waiver was in effect January 1, 2010 through December 1, 2010. See Note 5 to the notes to financial statements for additional information on the management fee payable to the Advisor.

(3)

Portfolio Turnover is calculated based on the requirements stated in Form N-2 by taking the lesser of purchases or sales (redemptions) divided by the average market value of investments during the period. The resulting ratio would generally tend to be lower than the actual turnover when there is a significant difference between purchases and sales (redemptions).

(4)	Average Members’ capital is measured using the weighted average Members’ capital at each cash flow date.

(5)	Ratios do not reflect the Members’ proportionate share of the expenses in the Investment Funds.

(6)	Ratios do not reflect the Members’ proportionate share of the income and expenses of the Investment Funds.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015

1.	ORGANIZATION

GMAM Absolute Return Strategies Fund, LLC (the “Company”) was organized as a Delaware limited liability company on June 13, 2001. In November 2002, the Company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (individually a “Fund” and/or collectively the “Funds”). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund (“Members”). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company (“Fund I”), which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the “Advisor”). The Advisor is an indirect subsidiary of General Motors Company (“GM”), a company that effective July 10, 2009 acquired certain operations from General Motors Corporation (“Old GM”) following Old GM’s bankruptcy. Prior to July 10, 2009, the Advisor was an indirect subsidiary of Old GM. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) with the Company.

Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities (“Managers”) that serve as the Board of Managers of the Company (“Board of Managers”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates - Fund I’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, if any, and the reported amounts of increases and decreases in Members’ capital from operations during the reported period. Actual results could differ from those estimates. Fund I is an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies (“ASC 946”).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds - Pursuant to the provisions of FASB ASC 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. The Advisor generally conducts initial and annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures. In addition, the Advisor performs other reviews to help assess the reasonableness of the reported NAVs, including periodic reasonability tests of changes in each Investment Fund’s NAV (i.e. investment performance) and annual reviews of the audited financial statements of the Investment Funds.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of March 31, 2015, there were no investments, in Investment Funds, that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs
•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments in Investment Funds:

1.

Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total Fair Value as of March 31, 2015
Investments in Investment Funds
Credit	$—	$194,765,326	$807,047,838	$1,001,813,164
Event Driven	—	51,292,770	405,566,683	456,859,453
Long/Short Equity	—	542,092,951	880,322,195	1,422,415,146
Multi-Strategy	—	183,342,742	339,512,299	522,855,041
Relative Value	—	560,771,144	310,359,499	871,130,643
Trading	—	425,983,960	195,113,765	621,097,725
Total investments in Investment Funds	—	1,958,248,893	2,937,922,279	4,896,171,172
Investment in securities	—	—	2,537,760	2,537,760
Investment in Time Deposit	—	107,014,298	—	107,014,298
Total Investments	$—	$2,065,263,191	$2,940,460,039	$5,005,723,230

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2015:

Description	Balance as of March 31, 2014	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of March 31, 2015
Credit	$707,155,761	$128,803,902	$–	$34,613,354	$(1,242,975)	$30,154,174	$(92,436,378)	$807,047,838
Event Driven	373,403,255	–	(330,929)	71,618,430	(31,989,704)	185,068,495	(192,202,864)	405,566,683
Long/Short Equity	780,205,668	–	–	26,163,179	60,022,645	120,000,000	(106,069,297)	880,322,195
Multi-Strategy	320,882,588	–	–	(2,857,519)	13,028,474	30,030,360	(21,571,604)	339,512,299
Relative Value	142,470,815	77,031,629	–	2,106,985	13,750,070	83,210,000	(8,210,000)	310,359,499
Trading	184,774,658	–	–	–	10,339,107	–	–	195,113,765
Investment in securities	–	–	–	–	–	2,537,760	–	2,537,760
Total	$2,508,892,745	$205,835,531	$(330,929)	$131,644,429	$63,907,617	$451,000,789	$(420,490,143)	$2,940,460,039

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of March 31, 2015 is $242,615,892 and is reflected in net change in unrealized appreciation on investments in Investment Funds on the statement of operations.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers into Level 3 were the result of Investment Funds subject to a new lock-up period or redemption gate. The transfer out of Level 3 noted in the reconciliation table above, resulted during the first, second and third fiscal quarter ends from an underlying Investment Fund’s transfer of a portion of the allocated illiquid investment to a liquid series. Typical reasons for changes in leveling include an underlying Investment Fund instituting or removing a gate and/or changes in the proportion of Fund I’s investment relative to the underlying Investment Fund’s total assets under management, which may affect liquidity and result in a change in the respective fair value hierarchy level. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria. No transfers were made between Level 1 and Level 2 during the year ended March 31, 2015.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of March 31, 2015, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering and governing documents. Unless otherwise noted below, Fund I had no unfunded capital commitments as of March 31, 2015.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has unfunded capital commitments totaling $47.7 million as of March 31, 2015.

Portfolio Managers using event driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have a redemption notice period of 65 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (“Time Deposit”) at cost, which approximates fair value, and records the accrued interest separately as a receivable. The Time Deposit is classified as a Level 2 in the fair value hierarchy as Fund I has the ability to redeem its interest on a daily basis, however, the price of the Time Deposit is not publicly available.

Investment Valuation - Investment in Securities - Fund I does not generally directly invest in securities, however, from time to time, Investment Funds may make in-kind distributions of securities. Fund I uses the market approach to value such securities. Under the market approach, fair value may be determined by reference to recent transactions, adjusted as needed, by the valuation committee of Fund I. As of March 31, 2015, the Board of Managers had made a fair value determination of the investment in securities and is classified as a Level 3 in the fair value hierarchy.

Investment Transactions and Related Investment Income - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Net Asset Valuation - Fund I’s NAV as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations of investments in Investment Funds are net of expenses, including accrued management fees and incentive fees or allocations payable to the Portfolio Managers.

Fund Expenses - Fund I bears all of its expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

Income Taxes - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

U.S. GAAP sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I’s tax positions and has concluded that no provision for income tax is required in Fund I’s financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will materially change in the next twelve months. Fund I’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service. Fund I recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2015, Fund I did not incur any interest or penalties.

3.	ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize with the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for the Fund on April 1, 2016, with early adoption permitted. The guidance also requires retrospective application to all periods presented. The Advisor is currently evaluating the impact to Fund I’s financial statements.

4.	ALLOCATION OF PROFITS AND EXPENDITURES

As of the last day of each fiscal period, the net profit or net loss (as defined in the Company’s Amended and Restated Limited Liability Company Agreement, as amended (the “Agreement”)) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

4.	ALLOCATION OF PROFITS AND EXPENDITURES (continued)

Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by Fund I.

5.	RELATED PARTY TRANSACTIONS

The Advisor serves as a fiduciary to General Motors Hourly-Rate Employes Pension Trust (“Hourly Trust”), which owns approximately 84% of Fund I as of March 31, 2015. Hourly Trust is a trust representing defined benefit employee benefit plans of General Motors hourly employees. The Advisor also serves as a fiduciary to three other Members, two of whom are affiliated clients.

Management Fee – The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual contractual rate of 0.75% of Fund I’s net assets (the “Management Fee”). Effective December 1, 2010, the Management Fee payable by Fund I to the Advisor was contractually reduced from 1.00% to the current rate of 0.75% of net assets of Fund I per annum. This contractual reduction replaced the prior voluntary waiver of a portion of the Management Fee equal to 0.25% of net assets of Fund I per annum that was in effect as of January 1, 2010. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

Board of Managers’ Fees - Each member of the Board of Managers who is not an “interested person” of the Company, as defined in the 1940 Act (the “Independent Managers”), currently receives an annual retainer of $25,000 plus a fee of $5,000 for each board meeting attended in person and $2,500 for each board meeting attended telephonically. Currently, one Manager is an “interested person” of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

6.	ADMINISTRATIVE SERVICES

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. BNY Mellon receives a monthly fee based upon Fund I’s net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

7.	INVESTMENTS IN INVESTMENT FUNDS

The Investment Funds pay asset-based management fees to their Portfolio Managers generally ranging from 1.00% to 3.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers typically receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds’ net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the statement of operations.

Total purchases and redemptions of investments in Investment Funds and securities by Fund I for the year ended March 31, 2015 amounted to $648,463,029 and $566,310,325, respectively.

During the year ended March 31, 2015, Fund I received an in-kind distribution (BlackLight Power, Inc.) valued at $2,537,760, resulting from the final liquidation of Black Bear Offshore Liquidating Fund SPC September 30, 2009.

8.	TAX

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds and security. The allocated taxable income has not been provided to Fund I for all of the investments as of March 31, 2015. As such, the tax basis of investments is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2014.

	Tax Basis	Book Basis
Cost basis	$3,710,867,289	$3,547,486,311

Accumulated gross unrealized appreciation	$1,283,338,994	$1,360,096,606
Accumulated gross unrealized depreciation	(95,497,351)	(8,873,985)

Accumulated net unrealized appreciation on investments	$1,187,841,643	$1,351,222,621

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (continued)

9.	CREDIT, LIQUIDITY AND MARKET RISK

Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s offering and governing documents. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment.

Some of the Investment Funds may acquire assets or securities which lack readily available market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly.

As of March 31, 2015, approximately 12% of Fund I’s investments in Investment Funds are not yet redeemable, and an additional 71% are redeemable with various restrictions, including potential gates or redemption fees. Side pocket investments represent 1% of Fund I’s total investments in Investment Funds.

Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. For the year ended March 31, 2015, Fund I has not experienced any losses in such accounts.

10.	REPURCHASE OF COMPANY INTERESTS

No Member will have the right to require Fund I or the Company to redeem such Member’s interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE YEAR ENDED MARCH 31, 2015 (concluded)

10.	REPURCHASE OF COMPANY INTERESTS (continued)

The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement, Fund I’s offering memorandum and Board-adopted policies and procedures. Fund I previously concluded eight offers to purchase interests from Members including the most recent offer concluded in April 2014.

11.	UNDERLYING FUNDS

As of March 31, 2015, Fund I has one investment in Investment Funds exceeding 5% of Fund I’s Members’ capital. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

12.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I’s risk of loss in these Investment Funds is limited to the value of Fund I’s investment in the respective Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

13.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, Fund I enters into contracts that provide general indemnifications. Fund I’s maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on Fund I’s experience, the risk of loss from such claims is considered remote.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on Fund I through the date the financial statements were issued, and has determined there were no additional subsequent events requiring recognition or disclosure in the financial statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Board of Managers and officers of the Company is set forth below.

Name, Age, Address, Position with the Company and Length of Time Served	Principal Occupation During the Past Five Years	Number of Affiliated Funds Overseen by Manager	Other Directorships Held

BOARD OF MANAGERS

John S. Stevens, 49 * New York, NY Manager, President, and Chief Executive Officer Since August 8, 2013	Managing Director-General Motors Investment Management Corporation (“GMIMCo”) (2003-Present)	None	N/A

Charles A. Hurty, 71 Darien, CT Manager Since November 25, 2002	Independent Consultant (2001-Present); Partner, KPMG (1968- 2001)	None	Skybridge Multi-Adviser Hedge Fund Portfolios, LLC (2 portfolios); iShares, Inc. and iShares Trust (296 portfolios)

Robert E. Shultz, 75 Wilton, CT Manager Since November 25, 2002	Member Investment Committee, Christian Brothers Investment Services (2001-Present); Member Investment Committee, Town of Wilton, CT (2007-Present); Member Financial Advisory Panel, Aerospace Corp. (2007- Present); Membership Director, Institute for Quantitative Research in Finance (1995 – Present); Advisory Board, Altrushare Securities (2005-2014)	None	LIM Asia Multi-strategy Fund

* Manager who is an “interested person” of the Company, as defined in the 1940 Act.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

FUND MANAGEMENT (UNAUDITED) (concluded)

Information pertaining to the officers of the Company is continued below.

Name, Age, Address, Position with the Company and Length of Time Served	Principal Occupation During the Past Five Years	Number of Affiliated Funds Overseen by Manager	Directorships Held

OFFICERS

Julie M. Powers, 45 Boston, MA Secretary Since November 13, 2009	Vice President, BNY Mellon Investment Serving (US) Inc. (2005 - Present)	None	None

David Hartman, 50 New York, NY Assistant Secretary Since November 25, 2002	Vice President & General Counsel, GMIMCo (2005- Present), Staff Attorney, GMIMCo (2001-2005)	None	Performance Equity Management, LLC

Merryl Hoffman, 53 New York, NY Assistant Secretary Since November 21, 2005 Chief Compliance Officer Since January 1, 2013	Assistant General Counsel, GMIMCo (2002-Present); Chief Compliance Officer, GMIMCo (2013-Present)	None	None

Richard T. Mangino, 52 New York, NY Treasurer & Principal Financial Officer Since September 13, 2010	Controller, GMIMCo (2010- Present); Assistant Corporate Controller, The Hertz Corporation (2007-2010); Vice President - Assistant Corporate Controller, AT&T (1992-2006)	None	General Motors Asset Management; GMIMCo; Performance Equity Management, LLC

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of Fund I’s Proxy Voting Policies and Procedures and Fund I’s portfolio securities voting record for the period July 1, 2013 through June 30, 2014 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings and Forms - Search for Company Filings” and then “Company or fund name” and may also be obtained at no additional charge by calling Fund I’s Chief Compliance Officer collect at 212-418-6134.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may be obtained at no additional charge by calling Fund I’s Chief Compliance Officer collect at 212-418-6134.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “Investment Company Act”), requires that the Board of Managers (the “Board”) of GMAM Absolute Return Strategies Fund, LLC (the “Company”), including a majority of the members of the Board who are not affiliated with the Company’s investment adviser (“Independent Managers”) voting separately, annually approve the Investment Advisory Agreement dated November 25, 2002, as amended (the “Advisory Agreement”), between the Company, on behalf of its series, GMAM Absolute Return Strategy Fund I (“Fund I”), and General Motors Investment Management Corporation (the “Advisor”), as investment adviser.

At an in-person meeting held on November 24, 2014, the Board, including a majority of Independent Managers, considered and approved the continuation of the Advisory Agreement. In their consideration of the Advisory Agreement, the Independent Managers had the opportunity to meet in executive session with legal counsel for the Company and Fund I with representatives of the Advisor present, and also met separately with each of the interested Board Manager (and Company President) and the Advisor’s Chief Executive Officer in separate executive sessions in order for the Independent Managers to gain additional information and respond to Independent Managers’ questions. In evaluating the Advisory Agreement, the Board considered the information and materials furnished by the Advisor in advance of the meeting, as described below, as well as information they receive throughout the year.

In considering the approval of the continuation of the Advisory Agreement, the Board, including the Independent Managers, considered various factors, including but not limited to the factors enumerated below. The Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Independent Managers. Among the factors considered by the Board in approving the continuation of the Advisory Agreement were the following:

NATURE, EXTENT AND QUALITY OF SERVICES - The Board considered the nature, extent and quality of the services provided by the Advisor. The Board received detailed information from the Advisor concerning its organization and investment experience, the investment philosophy and investment process applied by the Advisor in managing Fund I, the educational background and experience of the investment professionals and other personnel who provide services under the Advisory Agreement, as well as the Advisor’s senior management, compliance and risk controls, and the Advisor’s financial position.

The Board concluded that the Advisor’s investment process, research capabilities, and philosophy were suited to Fund I, given Fund I’s investment objective and policies, and that the human resources available were appropriate to effectively fulfill the duties of the Advisor under the Advisory Agreement. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, conversations and reports since Fund I’s inception, the Advisor’s dedication of time and resources including those of its senior investment professionals, as well as the Advisor’s

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (continued)

organizational depth and stability. In assessing the information provided by the Advisor, the Board also took into consideration the benefits to members of Fund I of investing in a fund advised by an experienced institutional investment manager that focuses its investment management on institutional investors of the type that invest in Fund I. The Board also noted the Advisor’s compliance policies and procedures and compliance culture. The Board also considered the Advisor’s financial resources and was satisfied. The Board concluded that the Advisor would be able to continue financially to meet any reasonably foreseeable obligations under the Advisory Agreement.

INVESTMENT PERFORMANCE OF FUND I - In considering Fund I’s performance, the Board requested and received from the Advisor a report which compared Fund I’s net performance to a group of relevant market indices (Merrill Lynch 3-month LIBOR, the Citigroup Broad Investment Grade Bond Index, the S&P 500 Index, the HFRI Fund of Funds Conservative Index and the HFRI Fund of Fund Diversified Index) as of September 30, 2014 for time periods including (i) the prior 3 months, (ii) the period from January 1, 2014 to September 30, 2014, (iii) the prior 12 months, (iv) the prior 2, 3 and 5 year periods annualized and (v) the period since July 1, 2001 (the date that Fund I commenced investment operations). The Board considered whether Fund I’s investment results were consistent with Fund I’s investment objectives and compared the results to those of Fund I’s peers and relevant market indices. The Board also noted that it reviews detailed information concerning Fund I’s performance results, portfolio composition and investment strategies provided by the Advisor on a regular basis.

ADVISORY FEE AND OTHER EXPENSES - The Board considered the Advisor’s advisory fees and other Fund I expenses. The Board compared the advisory fees and the total expense ratio for Fund I with various comparative data provided by the Advisor, including management and incentive fees of other fund-of-funds using a RIC structure, and found that the advisory fees paid by Fund I were reasonable and appropriate.

PROFITABILITY AND ECONOMIES OF SCALE - The Board took into consideration the profitability of the Advisor with respect to Fund I management. The Board reviewed a profitability analysis report provided by the Advisor that detailed the actual results with respect to its management of Fund I, including its profit and profit margin, for the period from October 1, 2013 through September 30, 2014, as well as the Advisor’s expected profitability with respect to its advisory activities for Fund I for the period from October 1, 2014 through September 30, 2015, assuming various levels of investment by Fund I investors. The Board also noted that the Advisor may, out of its legitimate profits and in its discretion or as required by applicable law, reimburse or offset the fees paid with respect to a member of Fund I that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (concluded)

The Board also considered the effect of Fund I’s growth and size on expenses and on the Advisor’s profitability and reviewed whether Fund I’s assets were at levels that would warrant consideration of the addition of breakpoints to Fund I’s advisory fee schedule. The Board determined that the fee structure under the Advisory Agreement continues to be appropriate and that the addition of breakpoints is not warranted because of the nature, extent and quality of the services provided by the Advisor, Fund I’s performance, the level of Fund I assets, and the competitive level of Fund I’s advisory fees as compared to Fund I’s peers.

In the executive session, without members of the Advisor present other than the interested Manager (and Company President), the Independent Managers thoroughly reviewed and evaluated the factors to be considered in the approval of the continuation of the Advisory Agreement, including but not limited to: (i) the total compensation received by GMIMCo; (ii) the expenses incurred by GMIMCo in performing its services under the Investment Advisory Agreement; (iii) the profitability of GMIMCo with respect to Fund I management under various scenarios; (iv) the total cost of Fund I and GMIMCo’s services advising Fund I including Fund I’s expense ratio; (v) the potential economies to scale if a reduction of fees paid to GMIMCo occurred; (vi) the lack of any fallout benefits to GMIMCo; (vii) fund of funds comparative fees paid by unaffiliated parties; (viii) past performance of Fund I; (ix) GMIMCo’s investment due diligence and compliance process in selecting and monitoring the investment funds in which Fund I invests; (x) the ability of GMIMCo to retain qualified investment and other professionals required to fulfill GMIMCo’s obligations under the Investment Advisory Agreement; (xi) the quality of the investment, compliance and financial staff; (xii) the quality of Fund I’s and GMIMCo’s compliance program; (xiii) the lack of any comparative non-’40 Act strategies that GMIMCo manages; and (xiv) the overall role GMIMCo performs in Fund I’s valuation process. The Independent Managers expressed their satisfaction with the information provided at the Board meeting and at prior Board meetings. In addition, the Independent Managers stated that they had received sufficient information to consider and approve the renewal of the Advisory Agreement.

CONCLUSION - Based on their consideration of all factors that the Board deemed material, including but not limited to the foregoing factors, the Board, including the Independent Managers, determined that the terms and conditions of the Advisory Agreement and the compensation to the Advisor thereunder are fair and reasonable, and approved the continuation of the Advisory Agreement for an additional one-year period.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

The Code of Ethics for Principal Executive and Principal Financial Officers was revised effective September 2014 to reflect the updated effective date of the Code of Ethics for General Motors Investment Management Corporation (“GMIMCo”), the fund’s investment adviser (the “GMIMCo Code”). A copy is attached. The GMIMCo Code of Ethics has been revised as of September 30, 2014. The changes are largely non-substantive in nature, and reflect the following:

1.	In the “Media” section, express reference is also made to GMIMCo’s “Media Feature Article and Social Media Procedures.”
2.

In the “Conflicts of Interest” section, express reference is also made to GMIMCo’s “Gifts and Entertainment Policy in Connection with ERISA Clients” and the GM policies on gifts and entertainment referenced therein.

3.	The section “Political Contributions” has been updated to reflect GMIMCo requirements and updated GM requirements.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $145,000 for 2014 and $149,000 for 2015.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2015.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $60,285 for 2014 and $63,100 for 2015. Tax fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC (“Fund”)

PRE-APPROVAL POLICIES AND PROCEDURES

AS ADOPTED BY THE FUND’S AUDIT COMMITTEE

(amended as of February 27, 2014)

The Sarbanes-Oxley Act of 2002 (“Act”)1 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”)2 require that the Fund’s Audit Committee pre-approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit services provided to the Fund by its independent accountant (“Auditor”), as well as all non-audit services provided by the Auditor to the Fund’s investment adviser (“Adviser”) and to affiliates of Adviser that provide ongoing services to the Fund (“Service Affiliates”) if such services directly impact the Fund’s operations and financial reporting.

The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund’s Service Affiliates are listed on Schedule 1 to these Policies and Procedures.

The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

2.	The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

B.	Pre-Approval of Audit Services to the Fund

1.	The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund’s financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be

[1]	Pub. L. 107-204, 116 Stat. 745 (2002).
[2]	Sec. Act Rel. No. 8183 (Mar. 20, 2003).

delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee also shall consider the Auditor’s proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.	The Audit Committee shall report to the Board of Managers of the Fund (the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund’s board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) (“Independent Managers”).

C.	Pre-Approval of Permitted Non-Audit Services to the Fund and to Service Affiliates – by Types or Categories of Services

1.	The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

2.	The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

3.	Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund’s operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

4.	The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

5.	The Audit Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

6.	The Fund’s management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Permitted Non-Audit Services to the Fund and to Service Affiliates – Project-by-Project Basis

1.	The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

2.	Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

3.	The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund’s management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

(b)	refer such matter to the full Audit Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

2.	These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.	Recordkeeping

1.	The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

3.	A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.	Entire Document

1.	The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.

GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES

Service Affiliates of the Fund

(as of February 27, 2014)

1.	General Motors Investment Management Corporation

GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES

Audit Services

For purposes of these Procedures, “audit services” provided to the Fund include the following:

1.	Annual audit of the Fund’s financial statements and other reviews, as necessary.

2.	Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund’s financial statements, including tests performed to evaluate the Fund’s internal control systems, information systems and procedures.

3.	Preparation of the Auditor’s report on the Fund’s internal controls for financial reporting, and related procedures.

4.	Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES

Prohibited Services

In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any “Investment Company Complex Entity”, subject to limited exceptions noted below. “Investment Company Complex Entities” include:

1.	The Fund and its investment adviser;

2.	Any entity controlled by or controlling the Fund’s investment adviser, and any entity under common control with the Fund’s investment adviser if such entity (a) is an investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

3.	Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Fund’s investment manager or investment adviser or by another entity specified in paragraph 2 above.

Note:	The term “investment adviser” for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.

The Fund’s “Investment Company Complex Entities” consist of:

a.	GMAM Absolute Return Strategies Fund, LLC
b.	General Motors Investment Management Corporation

The following services may not be provided by the Fund’s Auditor to an Investment Company Complex Entity, except as noted. Reference is made to Rule 2-01(c)(4) of Regulation S-X, as the same may be amended from time to time (“Rule 2-01”), and the services listed below shall be deemed to be amended and modified by reference to Rule 2-01 as in effect on any given date.

1.	Bookkeeping or other services related to the accounting records or financial statements of an Investment Company Complex Entity, including:

•	Maintaining or preparing the accounting records for an Investment Company Complex Entity;

•	Preparing an Investment Company Complex Entity’s financial statements that are filed with the SEC, or that form the basis for such financial statements; or

•	Preparing or originating source data underlying an Investment Company Complex Entity’s financial statements.

2.	Financial information systems design and implementation, including:

•	Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity’s information system or managing an Investment Company Complex Entity’s local area network.

•	Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity’s financial statements or other financial information systems taken as a whole.

3.	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports.

4.	Actuarial services. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity’s financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

5.	Internal audit outsourcing services. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity’s internal accounting controls, financial systems, or financial statements.

Exception: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity’s financial statements.

6.	Management functions. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

7.	Human resources. Services in this category are:

•	searching for or seeking out prospective candidates for managerial, executive, or director positions;

•	engaging in psychological testing, or other formal testing or evaluation programs;

•	undertaking reference checks of prospective candidates for an executive or director position;

•	acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

•	recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund’s Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate’s competence for financial accounting, administrative, or control positions).

8.	Broker-dealer, investment adviser, or investment banking services. Services in this category include:

•	acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

•	making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client’s investments;

•	executing a transaction to buy or sell an audit client’s investment; or

•	having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

9.	Legal services. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

10.	Expert services unrelated to the audit. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity’s legal representative, for the purpose of advocating an Investment Company Complex Entity’s interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund’s independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC

APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES

Non-Audit Services

For purposes of these Policies and Procedures, the following services are permissible “non-audit services.” If the services are (i) not prohibited services, and (ii) to be provided to a Service Affiliate and the engagement relates directly to the operations and financial reporting of the Fund, these services are subject to the pre-approval requirements of these Policies and Procedures. The services set forth below are for illustration only, and such services may or may not be performed by the firm engaged as Auditor for or with respect to the Fund.

1.	Audit-Related Services (traditionally performed by the firm engaged as Auditor)
•	Audit of an employee benefit plan.
•	Due diligence procedures related to mergers and acquisitions.

•	Review of internal controls.

•	Consultations concerning financial accounting and reporting standards.

2.	Tax Services
•	Tax compliance services, including preparation of tax returns.
•	Tax planning and advice.

3.	Other Non-Audit Services
•	Advisory and consultation services.
•	Educational programs and seminars, subscriptions, informational and other tools, all made available by the Fund’s auditor

•	Other non-audit services not listed above.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

	2015	2014

Audit Related Fees	$626,000	$649,000

Tax Fees	$1,478,000	$1,424,000

All Other Fees	$0	$0

Total Non-Audit Fees	$2,104,000	$2,073,000

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are set forth below.

GMAM Absolute Return Strategies Fund, LLC (the “Fund”)

Proxy Voting Policies and Procedures

The Fund is responsible for voting proxies on securities held in its portfolio (“portfolio securities”). For purposes of these Proxy Voting Policies and Procedures, the term “proxy” includes shareholder consents received from unregistered investment companies in which the Fund invests (“Investment Funds”). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund’s investment adviser and sub-adviser, if any, (collectively “Investment Adviser(s)”) responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

General Principle

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members (“Members”). It is the portfolio manager’s responsibility to review each proxy and the related materials and to determine what vote represents the Fund’s and its Members’ best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund’s portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund’s investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund’s best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

Specific Guidelines

The portfolio manager will evaluate each proxy in light of the Fund’s and its Members’ best interests. With respect to certain proxy voting questions, the Fund’s interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

•	Proposed managers or directors, if unopposed.
•	The annual election of managers or directors.
•	Company management’s recommendation of independent auditor.

•	Stock incentive plans for employees, directors, or managers.
•	Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

•	Compensation packages deemed to be excessive.
•	Shareholder proposals requiring preemptive rights because such rights generally are too confining.
•	Shareholder proposals creating staff costs to serve a narrow interest, such as:
-	reporting on management’s prior government service;
-	disclosure of executive officer compensation beyond what is required by the SEC; or
-	environmental reports beyond those required by law.

Material Conflicts of Interest

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund’s Investment Adviser(s) or an affiliated person of such person (an “Affiliated Person”) and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)’ business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

Recordkeeping

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures; (ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund’s written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

Other Policies

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

As of the date of this filing, John S. Stevens is Managing Director - Absolute Return Strategies and Portfolio Manager of the Fund. Mr. Stevens had been a Co-Portfolio Manager of the Fund since March 18, 2003, and became sole Portfolio Manager in April 2005. In addition, Mr. Stevens oversees the Adviser’s investments in hedge funds outside of the Fund and has prior experience as a Portfolio Manager within the Adviser’s Global Fixed Income Group. Mr. Stevens has been employed by the Adviser since 1997.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

As of the date of this filing, the Fund is the only account for which the Portfolio Manager is primarily responsible for the day-to-day management. The Portfolio Manager, as the Managing Director of the Adviser’s Absolute Return Strategies group, has oversight of other funds and other portfolio managers.

Potential Conflicts of Interests

GM ACCOUNTS

    General Motors Company and its affiliates (collectively, the “GM Affiliates”), including the Adviser, carry on substantial investment activities for their own accounts and for other investment funds and accounts including those of the GM Affiliates’ employee benefit plans (collectively, the “GM Accounts”). The Fund has no interest in these activities. Certain employees of the Adviser engaged in the management of the Fund may also be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and such other activities. The Adviser and its officers and employees will devote as much time to the affairs of the Fund as in their judgment is necessary and appropriate.

    The Adviser or another GM Affiliate may determine that an investment opportunity is appropriate for itself or a GM Account, but the Adviser may determine that it is not appropriate for the Fund. Situations also may arise in which GM Accounts make investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or made available to, the Fund. In addition, to the extent permitted by the 1940 Act, the Fund may invest alongside GM Accounts. The investment activities of the GM Affiliates and GM Accounts may disadvantage the Fund in certain situations, if among other reasons, such activities limit the Fund’s ability to invest in or dispose of a particular investment.

    The GM Accounts and GM Affiliates may have an interest in an account managed by, or enter into relationships with, an Investment Manager or its affiliates on terms different from those applicable to the Fund.

    The GM Accounts, GM Affiliates and their respective officers, directors, partners, members or employees may have business relationships with the issuers of securities that are held by the Investment Funds or by the Fund. They may also own the securities of these issuers or hold a seat on the board of directors of an issuer. Conflicts of interest may also arise in connection with investment in the Fund by GM Affiliates or by GM Accounts managed by the Adviser or another GM Affiliate. Such conflicts could arise, for example, with respect to the timing, structuring or terms of such investments or the disposition thereof.

INVESTMENT MANAGERS

    An Investment Manager will not necessarily consider participation by the Fund or the relevant Investment Fund in all appropriate investment opportunities that are under consideration for investment by the Investment Manager for one or more accounts or entities managed by such Investment Manager or its affiliates (All Investment Funds and other accounts managed by the Investment Manager or its affiliates, excluding the Fund, are referred to collectively as the “Investment Manager Accounts”) that pursue similar investment programs. In addition, there may be circumstances under which an Investment Manager will cause its Investment Manager Accounts to commit a larger or smaller percentage of their respective assets to an investment opportunity than the percentage that the Investment Manager will commit of the Fund’s or the relevant Investment Fund’s assets. As a result of these and other factors, the investment activities of the Fund or an Investment Fund, on the one hand, and Investment Manager Accounts, on the other, may differ considerably from time to time. In addition, the fees and expenses of an Investment Fund may differ from those of the Investment Manager Accounts and the Fund. Accordingly, prospective Members should note that the future performance of an Investment Manager’s Investment Fund and its Investment Manager Accounts will vary.

    When an Investment Manager determines that it would be appropriate for the Fund or its respective Investment Fund and one or more of its Investment Manager Accounts to participate in an investment opportunity at the same time, the Investment Manager’s decisions regarding the aggregation, placement and allocation of orders may be subjective, and the Fund or any Investment Fund may not participate, or participate to the same extent, as the Investment Manager Accounts in all trades.

    Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Investment Manager for the Investment Manager Accounts. Such situations may be based on, among other things, legal restrictions on the combined size of positions that may be taken for the Fund, the Investment Funds and the Investment Manager Accounts, thereby limiting the size of the Fund’s or an Investment Fund’s position.

    Each Investment Manager and its principals, officers, employees and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund or an Investment Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of an Investment Manager that are the same, different, or made at a different time than positions taken for the Fund.

    An Investment Manager and its affiliates may under certain circumstances buy securities or other property from, or sell securities or other property to, the Investment Fund it manages and an Investment Fund may effect principal transactions in securities with one or more Investment Manager Accounts. These transactions could be made in circumstances where the Investment Manager has determined it would be appropriate for the Investment Fund to purchase and an Investment Manager Account to sell, or the Investment Fund to sell and an Investment Manager Account to purchase, the same security or instrument on the same day. Other investment activities of the Investment Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing may give rise to additional conflicts of interest.

    The Company, the Adviser and their respective directors, officers and employees may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of the Company and the Adviser that are the same, different, or made at a different time than positions taken for the Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, both the Company and the Adviser have advised that they have adopted a separate code of ethics (collectively, the “Codes of Ethics”), in each case in compliance with Section 17(j) of the 1940 Act, that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

    GM Affiliates will not knowingly purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may engage in transactions with accounts that are affiliated with the Company solely because they are advised by a GM Affiliate or because they have common officers, directors or managing members. These transactions would be effected in circumstances where the Adviser has determined that it would be appropriate for the Fund to purchase and a GM Account to sell, or the Fund to sell and a GM Account to purchase, the same security or instrument on the same day. All such purchases and sales will be made pursuant to procedures adopted by the Company pursuant to Rule 17a-7 under the 1940 Act. Currently, there are no affiliated broker-dealers of General Motors that act as broker for the Fund or the Investment Funds in effecting securities transactions.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

As a result of the Adviser’s ultimate parent company, General Motors, receiving Troubled Asset Relief Program (TARP) funds from the U.S. Treasury in late 2008 and early 2009, certain executives and employees of General Motors and its subsidiaries, including the Adviser, were, for certain time periods, subject to legally mandated limits on compensation structure and amounts as determined by the Special Master for TARP Executive Compensation which included Mr. Stevens. Commencing with compensation for Calendar year 2014, the TARP Executive Compensation restrictions no longer apply to Mr. Stevens. By virtue of the foregoing, for all service rendered to the Adviser, including his service as Portfolio Manager, as of March 31, 2015, Mr. Stevens’ compensation was comprised of the following:

1. A cash salary, with a potential for periodic adjustments over time, and such benefits as health and life insurance;

2. A payment, if any, from an annual incentive plan (i.e., a bonus) which sets an annual target award and provides Mr. Stevens the opportunity to receive from 0 percent to 200 percent of this award. Payments are generally made in cash. A majority portion of this award is based on quantitative factors including, among other factors, measuring the Fund’s investment results against an appropriate benchmark, while the balance is based on other company related strategic objectives;

3. A long-term incentive plan payable in restricted stock units (RSUs) and/or performance share units (PSUs) which typically vest over three years, and in each case that relate to shares of General Motors common stock; and

4. Participation in the General Motors company vehicle program, which includes use of a General Motors’ company vehicle and payment by General Motors of certain vehicle-related expenses.

(a)(4) Disclosure of Securities Ownership

As of March 31, 2015, Mr. Stevens had no equity ownership in the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date	5/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer
(principal executive officer)

Date	5/27/2015

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer
(principal financial officer)

Date	5/27/2015

* Print the name and title of each signing officer under his or her signature.